Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 323,117	¥ 340,450
United States of America, Dollars
Disclosure of detailed information about borrowings [Line Items]
Borrowings	97,503	94,803
Bank fixed deposits pledged	3,286	¥ 3,286
Property, plant and equipment [member]
Disclosure of detailed information about borrowings [Line Items]
Property Plant And Equipment Secured For Borrowings	861
Intangibles And Other Noncurrent Assets [Member]
Disclosure of detailed information about borrowings [Line Items]
Property Plant And Equipment Secured For Borrowings	¥ 475
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	2.13%	0.10%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	5.48%	5.14%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 286,770	¥ 290,937
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	11,186	13,558
Mortgage Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, secured liabilities	¥ 1,074	¥ 1,185